TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Abstract]
Balance at beginning of the year		¥ (65,225)	¥ (10,004)	¥ (11,153)
Changes of valuation allowance	[1]	(90,925)	(55,221)	1,149
Balance at end of the year		¥ (156,150)	¥ (65,225)	¥ (10,004)

[1]	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2019 and 2020, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards generated by certain unprofitable subsidiaries. As of December 31, 2019 and 2020, valuation allowances of RMB 55,221 and RMB 90,925 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.